Description of Business	6 Months Ended
Jun. 30, 2020
Description Of Business [Abstract]
Description of Business
1.	DESCRIPTION OF BUSINESS
Nature of Operations:
Titan Medical Inc.’s (“Titan” or the “Company”), business continues to be in the research and development stage and is focused on the continued research and development of its single-port robotic surgical system. In the near term, the Company will continue efforts to complete product development and proceed to pre-clinical and confirmatory human studies and satisfaction of appropriate regulatory requirements. Upon receipt of regulatory approvals, the Company will transition from the research and development stage to the commercialization stage. The completion of these latter stages will be subject to the Company receiving additional funding
The Company is incorporated in Ontario, Canada in accordance with the Business Corporations Act. The address of the Company’s corporate office and its principal place of business is Toronto, Canada.
In June 2020, the Company established a wholly owned subsidiary, Titan Medical USA Inc. (“Titan USA” or “Subsidiary”), a corporation that is duly organized and existing under the laws of Delaware.
Basis of Preparation:
(a)   Statement of Compliance
These condensed interim consolidated financial statements for the three and six months ending June 30, 2020, have been prepared in accordance with International Accounts Standards (“IAS”) 34, Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”) on a basis consistent with the Company’s 2019 annual financial statements.
These condensed interim consolidated financial statements were authorized for issue by the Board of Directors on August 12, 2020.
(b)   Basis of Measurement
These condensed interim consolidated financial statements have been prepared on the historical cost basis except for the revaluation of the warrant liability, which is measured at fair value.
(c)   Basis of Consolidation
These condensed interim consolidated financial statements incorporate the financial statements of the Company and its wholly owned subsidiary, Titan USA. The accounts of the subsidiary were prepared for the same reporting period as the Company, using consistent accounting policies.  Intercompany transactions, balances and unrealized gains or losses on transactions have been eliminated.
(d)   Functional and Presentation Currency
These condensed interim consolidated financial statements are presented in United States dollars (“U.S.” or “US”), which is the Company’s functional and presentation currency.
(e)   Use of Estimates and Judgements
The preparation of financial statements in conformity with IAS 34, Interim Financial Reporting, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of provisions at the date of the financial statements and the reported amount of expenses during the period. Financial statement items subject to significant judgement include: the measurement of stock-based compensation, the fair value estimate of the initial measurement of lease and warrant liabilities and the remeasurement of unlisted warrants. While management believes that the estimates and assumptions are reasonable, actual results may differ.
These condensed interim financial statements have been prepared in accordance with accounting principles applicable to a going concern, which contemplates that the Company will be able to realize its assets and settle its liabilities as they come due during the normal course of operations for the foreseeable future. The Company has shareholders’ equity of $2,083,970 including losses for the six months ended June 30, 2020 of $1,911,242. The working capital as at June 30, 2020 is $21,746,851, excluding warrant liability. As a result of its recent financing activities, the Company has cash and cash equivalents of $28,689,757 at June 30, 2020.
The Company currently does not generate any revenue (other than from its agreements with Medtronic,) as defined herein - see Notes 2 and 7) and interest income on its cash balances) and accordingly, it is primarily dependent upon equity financing for any additional funding required to complete its research and development relating to its single-port robotic surgical system and operating expenses. If additional funding is not available, the pace of the Company’s product development plan may be reduced. These conditions indicate a material uncertainty that may cast significant doubt on the ability of the Company to continue as a going concern if additional funding is not secured. However, management believes that the Company has sufficient funds to meet its obligations under a reduced development plan, if necessary, for the ensuing twelve months.
The Black-Scholes model used by the Company to determine fair values of stock options and warrants was developed for use in estimating the fair value of the stock options and warrants.